Offerings	May 14, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Amount Registered | shares	7,383,822
Maximum Aggregate Offering Price	$ 246.13
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Represents the maximum number of common shares (“Common Shares”) of Mkango Rare Earths Limited, the registrant (the “Company”), to be issued in connection with the merger between Crown Proptech Acquisitions (“CPTK”) and Mkango (Cayman) Limited (“Merger Sub”) as described in that certain Business Combination Agreement, dated as of July 2, 2025, as amended on February 13, 2026 and May 20, 2026, by and among the Company, CPTK, Merger Sub, and Mkango Polska s.p. Z.o.o. (“Mkango Polska”) (the “Business Combination Agreement”) and contemplated as part of the Business Combination (as defined in the Business Combination Agreement), in exchange for 483,822 shares of Class A ordinary shares of CPTK (“CPTK Class A Ordinary Shares”) and 6,900,000 shares of Class B ordinary shares of CPTK outstanding immediately prior to the effective time of such merger, inclusive of any Common Shares potentially subject to forfeiture, estimated solely for the purpose of calculating the registration fee.

Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.

Pursuant to Rule 457(f)(2) promulgated under the Securities Act and estimated solely for the purpose of calculating the registration fee, the proposed maximum offering price per unit is based upon an amount equal to one-third of the par value ($0.0001) of the CPTK Class A Ordinary Shares and CPTK Class B Ordinary Shares expected to be exchanged in the merger. No public market currently exists for the CPTK Class A Ordinary Shares or CPTK Class B Ordinary Shares and CPTK has an accumulated deficit.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants, each Warrant exercisable for one Common Share at an exercise price of $11.50
Amount Registered | shares	14,213,333
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Represents warrants to purchase Common Shares (the “Warrants”) to be issued in connection with the merger between CPTK and Merger Sub in exchange for the outstanding 9,200,000 public warrants to purchase CPTK Class A Ordinary Shares (the “Public Warrants”) and the outstanding 5,013,333 private placement warrants to purchase CPTK Class A Ordinary Shares.

Pursuant to Rule 416(a) promulgated under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.

The maximum number of Warrants and Common Shares issuable upon exercise of the Warrants are being simultaneously registered hereunder. Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the registration fee with respect to the Warrants has been allocated to the Common Shares issuable upon exercise of the Warrants and included in the registration fee paid in respect of such Common Shares. No additional registration fee is payable pursuant to Rule 457(g) promulgated under the Securities Act.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares issuable upon exercise of Warrants
Amount Registered | shares	14,213,333
Proposed Maximum Offering Price per Unit	11.51
Maximum Aggregate Offering Price	$ 163,595,462.83
Fee Rate	0.01381%
Amount of Registration Fee	$ 22,592.53
Offering Note	Represents the estimated maximum number of Common Shares issuable upon the exercise of the Warrants.

Pursuant to Rule 416(a) promulgated under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.

Pursuant to Rule 457(g) promulgated under the Securities Act and estimated solely for the purpose of calculating the registration fee, the proposed maximum offering price per unit is based on the sum of (i) $11.50 (the exercise price of the Warrants) and (ii) $0.0102 (the average of the high and low prices of the Public Warrants quoted on the Pink Limited Market operated by OTC Markets Group, Inc. on May 12, 2026, the last day with available trading prices).

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Amount Registered | shares	930,750
Proposed Maximum Offering Price per Unit	0.10
Maximum Aggregate Offering Price	$ 93,075.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 12.85
Offering Note	Represents the maximum number of Common Shares estimated to be issued as consideration for mergers and acquisitions and financial advisory services rendered in connection with the Business Combination pursuant to certain engagement letters entered into by the Company and CPTK, each as supplemented and amended by the Financial Advisor Fee Agreement, dated as of May 20, 2026 (the “Financial Advisor Fee Agreement”), by and among the Company, CPTK, Cohen & Company Capital Markets, a division of Cohen & Company Securities, LLC (“CCM”), Welsbach Corporate Solutions LLC-FZ (“Welsbach”), and Jett Capital Advisors LLC (“Jett”). Such maximum number of Common Shares consists of up to an aggregate of (i) 411,750 Common Shares issuable to CCM; (ii) 217,250 Common Shares issuable to Welsbach; and (iii) 301,750 Common Shares issuable to Jett.

Pursuant to Rule 416(a) promulgated under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.

Pursuant to Rule 457(f)(2) promulgated under the Securities Act and estimated solely for the purpose of calculating the registration fee, the proposed maximum offering price per unit is based upon an amount equal to one-third of the par value (presumed) of the Common Shares ($0.30) issuable pursuant to the Financial Advisor Fee Agreement. The Company is a private company, no market exists for its securities, and the Company has an accumulated capital deficit.

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Amount Registered | shares	40,083,220
Proposed Maximum Offering Price per Unit	0.10
Maximum Aggregate Offering Price	$ 4,008,322.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 553.55
Offering Note	Represents the maximum number of Common Shares outstanding after giving effect to the Common Share adjustment in connection with the Business Combination, estimated solely for the purpose of calculating the registration fee, of which an estimated 160,500 Common Shares will be issued to holders of convertible promissory notes upon the conversion thereof in connection with the Business Combination pursuant to that certain Note Purchase Agreement, dated as of June 2, 2025, by and between the Company, CIIG Management III LLC (the “Sponsor”) and an affiliate of Crown PropTech Sponsor, LLC (the “Co-Sponsor”).

Pursuant to Rule 416(a) promulgated under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.

Pursuant to Rule 457(f)(2) promulgated under the Securities Act and estimated solely for the purpose of calculating the registration fee, the proposed maximum offering price per unit is based upon an amount equal to one-third of the par value (presumed) of the Common Shares ($0.30) to undergo the Common Share adjustment in connection with the Business Combination. The Company is a private company, no market exists for its securities, and the Company has an accumulated capital deficit.